EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS	12 Months Ended
Dec. 31, 2022
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS

16.EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS

(a)	Expenses by nature

	Years ended December 31,
	2020	2021	2022
In thousands of USD	(Restated)
Staff cost
- salaries, wages and other benefits	33,041	37,730	50,132
Share-based payments	—	88,355	90,648
Amortization
- intangible assets	111	146	97
Depreciation
- mining machines	98,136	43,857	29,281
- property, plant and equipment	9,807	14,416	30,438
- investment properties	—	—	1,237
- right-of-use assets	3,983	4,636	5,371
Electricity cost in operating mining machines	72,078	58,447	139,469
Cost of mining machines sold	17,537	5,978	1,002
Consulting service fee	1,039	8,787	6,797
Tax and surcharge	3,085	2,202	3,355
Advertising expenses	2,189	880	737
Office expenses	543	2,219	3,124
Research and development technical service fees	681	1,964	1,313
Expenses of low-value consumables	971	1,662	4,025
Expenses of variable payment lease	—	610	639
Expenses of short-term leases	372	351	527
Impairment loss of mining machines	—	106	—
Logistic expenses	339	1,391	3,060
Travel expenses	52	1,393	3,202
Insurance fee	459	983	3,446
Others	766	4,826	12,756
Total cost of revenue, selling, general and administrative and research and development expenses	245,189	280,939	390,656

(b)	Other operating income / (expenses)

	Years ended December 31,
In thousands of USD	2020	2021	2022
Net gain / (losses) on disposal of cryptocurrencies	2,716	18,725	(3,131)
Impairment loss of cryptocurrencies	—	(436)	—
Change in fair value of cryptocurrencies lent	—	(3,735)	—
Net loss on disposal of mining machine	(2,984)	(36)	(497)
Write-off of receivables from a related party(1)	(2,025)	—	—
Others	248	107	—
Total	(2,045)	14,625	(3,628)

(1)	In 2020, Bishkek Maker Cloud Technologies Co., Ltd. (“Bishkek”), an entity of the Bitdeer Business, waived a receivable of approximately US$2.0 million from one of the subsidiaries of Bitmain. Bishkek was disposed of in July 2021.
(c)	Other net gain / (loss)

	Years ended December 31,
In thousands of USD	2020	2021	2022
Loss on impairment of property, plant and equipment	(2,211)	—	—
Gain on extinguishment of debt	—	880	—
Net gain on disposal of property, plant and equipment and intangible assets	66	56	662
Government grants	307	35	42
Changes in fair value of financial assets at fair value through profit or loss	—	—	(841)
Net gain on disposal of other financial assets	—	—	213
Impairment loss of a pre-matured investment(1)	—	(2,025)	—
Net gain on settlement of balances with Bitmain	—	4,468	—
Others	(722)	(931)	281
Total	(2,560)	2,483	357

(1)	The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.

(d)	Finance income / (expenses)

	Years ended December 31,
In thousands of USD	2020	2021	2022
Interest on lease liabilities	(817)	(1,217)	(2,425)
Cryptocurrency transaction service fee	(458)	(109)	(159)
Gain / (loss) on foreign currency transactions	618	(226)	(2,881)
Interest income	419	2,947	4,291
Interest expenses on bank loan	(6)	(3)	—
Interest expense on convertible debt	—	(1,223)	(2,778)
Others	(136)	(110)	(229)
Total	(380)	59	(4,181)